Investments in Associates and Joint Ventures - Joint venture Narrative (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments in Associates and Joint Ventures
Intangible assets, net	$ 38,368,433	$ 38,927,089
GTAC
Investments in Associates and Joint Ventures
Lease term of contract	20 years
Ownership interest in joint venture	33.30%	33.30%
GTAC payments of principal and interest	$ (184,495)	$ (183,031)
Amounts receivable in connection with long-term credit facility and supplementary loans	1,030,233	1,024,371
PDS
Investments in Associates and Joint Ventures
Intangible assets, net	$ 113,837	$ 113,837
Ownership interest in joint venture	50.00%	50.00%
Long-term loans | GTAC
Investments in Associates and Joint Ventures
Principal amount	$ 1,614,040
Interest rate basis	the Mexican Interbank Interest Rate (“Tasa de Interés Interbancaria de Equilibrio” or “TIIE”)
Basis points	2.00%
GTAC payments of principal and interest	$ 184,495	$ 183,031